Subsequent Events - Additional Information (Detail) - shares	4 Months Ended	12 Months Ended
	May 15, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Share based compensation by share based award options issued during the period		1,031,567	248,603
2019 Stock Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based award options issued during the period	209,046